Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

	Office and fulfillment centers rental	Bandwidth leasing	Total
	RMB	RMB	RMB

2017	1,821,161	263,319	2,084,480
2018	1,112,847	116,758	1,229,605
2019	708,482	99,325	807,807
2020	534,364	23,533	557,897
2021	283,150	1,380	284,530
2022 and Thereafter	413,337	5,312	418,649

	4,873,341	509,627	5,382,968